CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2009
Operating Activities:
Net income	$ 92,104	$ 63,145
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	22,857	15,586
Deferred income taxes	(1,486)	5,320
Provision for doubtful accounts		3,038
Changes in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable	(118,164)	41,077
Inventories	(13,636)	(7,734)
Prepaid expenses and other current assets	7,574	5,751
Long-term capitalized contract costs	(26,875)
Accounts payable and other current liabilities	8,525	15,083
Customer advances	(37,999)	34,619
Income taxes	11,929	(675)
Other items - net	494	1,614
NET CASH USED IN OPERATING ACTIVITIES	(54,677)	176,824
Investing Activities:
Acquisition of businesses, net of cash acquired		(19,965)
Proceeds from sales or maturities of short-term investments	25,829
Purchases of short-term investments		(8,127)
Purchases of property, plant and equipment	(14,226)	(5,332)
Other items - net		41
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	11,603	(33,383)
Financing Activities:
Principal payments on long-term debt	(4,549)	(5,970)
Proceeds from issuance of common stock		45
Net change in restricted cash	(68,584)
Dividends paid to shareholders	(6,417)	(4,811)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(79,550)	(10,736)
Effect of exchange rates on cash	5,743	(1,327)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(116,881)	131,378
Cash and cash equivalents at the beginning of the period	329,148
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 212,267	$ 244,074